Investments in associates - Summarized financial information relating to associates (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Sales and other operating revenues		$ 192,549	$ 194,629	$ 213,032
Profit (loss) before interest and taxation		12,642	11,297	27,348
Finance costs		5,106	4,683	3,840
Profit (loss) before taxation		7,746	6,782	23,749
Taxation		6,451	5,553	7,869
Non-controlling interests		1,240	848	641
Profit for the year		55	381	15,239
Other comprehensive income	[1]	1,932	(461)	(511)
Total comprehensive income	[1]	3,227	768	15,369
Non-current assets		176,740	179,394
Current assets		101,786	102,834
Total assets		278,526	282,228
Current liabilities		80,581	82,241
Non-current liabilities		123,945	121,669
Total liabilities		204,526	203,910
Net assets		74,000	78,318
Non-controlling interests		20,948	19,072
bp shareholders’ equity		53,052	59,246
Group investment in associates		7,325	7,741
Total for all associates
Disclosure of associates [line items]
Sales and other operating revenues		13,374	12,859	11,396
Profit (loss) before interest and taxation		1,940	2,389	2,279
Finance costs		32	41	41
Profit (loss) before taxation		1,908	2,348	2,238
Taxation		990	1,264	1,407
Profit for the year		918	1,084	831
Other comprehensive income		(4)	(9)	(237)
Total comprehensive income		914	1,075	$ 594
Non-current assets		12,089	11,395
Current assets		3,915	4,230
Total assets		16,004	15,625
Current liabilities		2,997	3,009
Non-current liabilities		5,714	4,886
Total liabilities		8,711	7,895
Net assets		7,293	7,730
bp shareholders’ equity		7,293	7,730
Loans made by group companies to associates		32	11
Group investment in associates		$ 7,325	$ 7,741

[1]	See Note 32 for further information.